UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

Investment Company Act file number 811-21770

SunAmerica Focused Alpha Growth Fund, Inc.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

Vincent M. Marra

Senior Vice President
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1.	Schedule of Investments.

SUNAMERICA FOCUSED ALPHA GROWTH FUND, INC.
PORTFOLIO OF INVESTMENTS — March 31, 2007 (unaudited)

	Shares/	Value
Security Description	Principal Amount	(Note 1)
COMMON STOCK — 96.5%
Aerospace/Defense — 9.1%
General Dynamics Corp.	282,790	$21,605,156
Lockheed Martin Corp.	186,326	18,077,349

		39,682,505

Agricultural Operations — 4.5%
Archer-Daniels-Midland Co.	536,009	19,671,530

Cable TV — 10.1%
Comcast Corp., Class A†	1,692,243	43,913,706

Casino Hotels — 12.8%
Boyd Gaming Corp.	250,000	11,910,000
Las Vegas Sands Corp.†	331,133	28,679,429
Wynn Resorts, Ltd.†	160,000	15,177,600

		55,767,029

Casino Services — 1.5%
Scientific Games Corp., Class A†	200,000	6,566,000

Commercial Services — 1.2%
ChoicePoint, Inc.†	140,000	5,240,200

Data Processing/Management — 1.6%
SEI Investments Co.	115,000	6,926,450

E-Commerce/Services — 0.9%
Emdeon Corp.†	250,000	3,782,500

Electric-Transmission — 2.1%
ITC Holdings Corp.	215,000	9,307,350

Finance-Investment Banker/Broker — 6.2%
Goldman Sachs Group, Inc.	89,633	18,520,867
Jefferies Group, Inc.	300,000	8,685,000

		27,205,867

Hotel/Motel — 2.8%
Four Seasons Hotels, Inc.	150,000	12,045,000

Internet Security — 1.7%
CheckFree Corp.†	200,000	7,418,000

Investment Management/Advisor Services — 2.6%
Cohen & Steers, Inc.	100,000	4,308,000
Nuveen Investments Inc., Class A	150,000	7,095,000

		11,403,000

Medical Instruments — 1.4%
Edwards Lifesciences Corp.†	120,000	6,084,000

Medical-Biomedical/Gene — 5.0%
Genentech, Inc.†	264,675	21,735,111

Medical-HMO — 9.3%
Centene Corp.†	100,000	2,099,000
UnitedHealth Group, Inc.	729,185	38,624,929

		40,723,929

Medical-Nursing Homes — 2.2%
Manor Care, Inc.	175,000	9,513,000

Networking Products — 4.6%
Cisco Systems, Inc.†	789,715	20,161,424

Oil Companies-Exploration & Production — 1.2%
Encore Acquisition Co.†	210,000	5,079,900

Retail-Automobile — 1.1%
CarMax, Inc.†	200,000	4,908,000

Retail-Sporting Goods — 3.3%
Dick’s Sporting Goods, Inc.†	250,000	14,565,000

Schools — 2.3%
DeVry, Inc.	350,000	10,272,500

Transport-Rail — 7.5%
Burlington Northern Santa Fe Corp.	405,946	32,650,237

Transport-Services — 1.5%
Expeditors International of Washington, Inc.	160,000	6,611,200

Total Long-Term Investment Securities (cost $347,615,409)		421,233,438

SHORT-TERM INVESTMENT SECURITIES — 5.7%
Time Deposits — 5.7%
Euro Time Deposit with State Street Bank & Trust Co. 2.80% due 04/02/07	$3,992,000	3,992,000
Euro Time Deposit with State Street Bank & Trust Co. 4.05% due 04/02/07	20,978,000	20,978,000

Total Short-Term Investment Securities (cost $24,970,000)		24,970,000

TOTAL INVESTMENTS (cost $372,585,409) (1)	102.2%	446,203,438
Liabilities in excess of other assets	(2.2)	(9,716,924)

NET ASSETS	100.0%	$436,486,514

†	Non-income producing security

(1)	See Note 2 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2007 — (unaudited)
Note 1. Security Valuation
Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.
Securities for which market quotations are not readily available or where a development/significant event occurs that may significantly impact the value of the security, are fair valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.
Note 2. Federal Income Taxes
As of March 31, 2007, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities, were as follows:

Cost (tax basis)	$372,585,409

Appreciation	$78,415,065
Depreciation	(4,797,036)

Net unrealized appreciation (depreciation)	$73,618,029

Note 3. Other Information
On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. (“the Adviser”), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the fund.
AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, principal underwriter or sponsor of the Fund. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.
Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United States Department of Justice (”DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.
As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.
Subject to receipt of permanent relief, the Adviser believes that the settlements are not likely to have a material adverse effect on their ability to perform its investment advisory services relating to the Fund.
ADDITIONAL INFORMATION
Additional information is available in the SunAmerica Focused Alpha Growth Fund, Inc.’s Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2.	Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures, as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Alpha Growth Fund, Inc.

By:	/s/ Vincent M. Marra

Vincent M. Marra
President

Date: May 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra

Vincent M. Marra
President

Date: May 29, 2007

By:	/s/ Donna M. Handel

Donna M. Handel
Treasurer
Date: May 29, 2007